TRANSACTIONS WITH QUESTEX AND NEWMONT CORPORATION - Consideration paid (Details) - QuestEx $ / shares in Units, $ in Thousands	Jun. 01, 2022 CAD ($) $ / shares shares
Ifrs Assets Acquisition [Line Items]
Cash consideration per share of acquiree | $ / shares	$ 0.65
Share consideration per share of acquiree | shares	0.0367
Cash paid	$ 18,749
Share issued (shares) | shares	1,058,597
Shares issued	$ 9,178
Promissory note issued to Newmont	6,257
Replacement Options	267
Replacement Warrants	61
QuestEx shares held by Skeena prior to QuestEx Transaction (Note 5)	$ 5,499
Transaction costs (shares) | shares	23,956
Transaction costs	$ 1,239
Total (shares) | shares	1,082,553
Total	$ 41,250